SUBSEQUENT EVENTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
BusinessCombinationConsiderationTransferred1		$ 5,868,543	$ 7,902,973
Plus Products Holdings Inc | Subsequent Event | Forecast
Subsequent Event [Line Items]
BusinessCombinationConsiderationTransferred1	$ 33,000,000